Company information - Licensing agreement with Hepalys (Details) € in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Dec. 31, 2025	Sep. 26, 2023	Sep. 20, 2023
South Korea
Collaborative Arrangements
Option to acquire shares in company, percentage				30.00%
Percentage of patients with significant fibrosis			15.00%
Maximum | Japan
Collaborative Arrangements
Percentage of population suffering from NASH			2.70%
Maximum | South Korea
Collaborative Arrangements
Percentage of population suffering from NASH			5.20%
Hepalys Pharma, Inc | Catalys Option Agreement
Collaborative Arrangements
Option to acquire shares in company, percentage				30.00%	30.00%
Revenue from recognition of fair value of shares acquired	$ 3.6	€ 3.4
Hepalys Pharma, Inc | Hepalys Pharma, Inc
Collaborative Arrangements
Revenue from upfront payments	$ 10.0	€ 9.3